NET PROFIT (LOSS) PER SHARE (Details) - Schedule of Basic and Diluted Net Profit (Loss) Per Shares - $ / shares	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Basic and Diluted Net Profit (Loss) Per Share [Line Items]
Diluted net profit (loss) per ordinary share	$ 18.3		$ 7.04				$ 50.43	$ 28.76	$ 44.23	$ 28.79
MORINGA ACQUISITION CORP [Member] | Class A Ordinary Shares Subject to Possible Redemption [Member]
Schedule of Basic and Diluted Net Profit (Loss) Per Share [Line Items]
Diluted net profit (loss) per ordinary share		$ 0.17		$ 0.19	$ 0.32	$ 0.22			0.51	0.07
MORINGA ACQUISITION CORP [Member] | Non-redeemable Class A and B Ordinary Shares [Member]
Schedule of Basic and Diluted Net Profit (Loss) Per Share [Line Items]
Diluted net profit (loss) per ordinary share		$ (0.06)		$ (0.1)	$ (0.14)	$ (0.19)			$ (0.34)	$ (0.07)